Income taxes - Summary the Schedules of Deferred Tax Assets and Liabilities by Major Because of their Occurrence (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in profit or loss		¥ 61,544
Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		722,283	¥ 448,872
Recognized in profit or loss		(37,546)	270,253
Recognized in other comprehensive income		(10,031)	(4,040)
Changes accompanying business combination		14,845
Recognized directly in equity		1,515	1,478
Other	[1]	17,751	5,720
Deferred tax liability (asset)		708,817	722,283
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		86,170	34,308
Recognized in profit or loss		(16,573)	50,453
Other	[1]	1,490	1,409
Deferred tax liability (asset)		71,087	86,170
Deferred Tax Assets [Member] | Defined Benefit Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		62,426	33,601
Recognized in profit or loss		20,721	34,373
Recognized in other comprehensive income		(9,493)	(6,301)
Recognized directly in equity		1,640
Other	[1]	(2,729)	753
Deferred tax liability (asset)		72,565	62,426
Deferred Tax Assets [Member] | Amortization Including Content Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		44,251	64,465
Recognized in profit or loss		(20,323)	(20,432)
Other	[1]	2,831	218
Deferred tax liability (asset)		26,759	44,251
Deferred Tax Assets [Member] | Lease liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		90,818	99,360
Recognized in profit or loss		5,091	(9,413)
Changes accompanying business combination		1,244
Other	[1]	(1,053)	871
Deferred tax liability (asset)		96,100	90,818
Deferred Tax Assets [Member] | Warranty Reserves And Accrued Expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		129,649	51,811
Recognized in profit or loss		8,389	76,032
Changes accompanying business combination		134
Other	[1]	3,172	1,806
Deferred tax liability (asset)		141,344	129,649
Deferred Tax Assets [Member] | Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		29,714	2,929
Recognized in profit or loss		(547)	26,549
Other	[1]	379	236
Deferred tax liability (asset)		29,546	29,714
Deferred Tax Assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		40,231	15,973
Recognized in profit or loss		2,539	23,787
Changes accompanying business combination		161
Other	[1]	258	471
Deferred tax liability (asset)		43,189	40,231
Deferred Tax Assets [Member] | Tax Credit Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		48,315	16,120
Recognized in profit or loss		(12,007)	31,944
Other	[1]	2,576	251
Deferred tax liability (asset)		38,884	48,315
Deferred Tax Assets [Member] | Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		7,165	8,505
Recognized in profit or loss		98	(1,391)
Changes accompanying business combination		2
Other	[1]	483	51
Deferred tax liability (asset)		7,748	7,165
Deferred Tax Assets [Member] | Impairment Of Investments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		6,800	1,506
Recognized in profit or loss		3,418	5,441
Other	[1]	(402)	(147)
Deferred tax liability (asset)		9,816	6,800
Deferred Tax Assets [Member] | Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		24,502	24,420
Recognized in profit or loss		3,779	(326)
Other	[1]	2,904	408
Deferred tax liability (asset)		31,185	24,502
Deferred Tax Assets [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		152,242	95,874
Recognized in profit or loss		(32,131)	53,236
Recognized in other comprehensive income		(538)	2,261
Changes accompanying business combination		13,304
Recognized directly in equity		(125)	1,478
Other	[1]	7,842	(607)
Deferred tax liability (asset)		140,594	152,242
Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(1,323,201)	(1,279,695)
Recognized in profit or loss		47,051	(67,730)
Recognized in other comprehensive income		194,989	33,660
Changes accompanying business combination		(16,475)	(224)
Recognized directly in equity		765	357
Other	[1]	(9,849)	(9,569)
Deferred tax liability (asset)		(1,106,720)	(1,323,201)
Deferred Tax Liabilities [Member] | Insurance Contract Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(151,061)	(77,359)
Recognized in profit or loss		(10,796)	(89)
Recognized in other comprehensive income		(5,480)	(73,614)
Other			1
Deferred tax liability (asset)		(167,337)	(151,061)
Deferred Tax Liabilities [Member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(60,187)	(40,530)
Recognized in profit or loss		6,072	(17,669)
Recognized in other comprehensive income		(292)	(11)
Changes accompanying business combination		(15,230)	(224)
Recognized directly in equity		765	357
Other	[1]	1,262	(2,110)
Deferred tax liability (asset)		(67,610)	(60,187)
Deferred Tax Liabilities [Member] | Insurance Acquisition Costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(176,745)	(54,312)
Recognized in profit or loss		(13,182)	(14,978)
Recognized in other comprehensive income		(1,261)	(107,445)
Other	[1]	(286)	(10)
Deferred tax liability (asset)		(191,474)	(176,745)
Deferred Tax Liabilities [Member] | Non-current Other Receivables In The Pictures Segment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(7,894)	(26,214)
Recognized in profit or loss		8,009	17,984
Other	[1]	(115)	336
Deferred tax liability (asset)			(7,894)
Deferred Tax Liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(84,728)	(96,978)
Recognized in profit or loss		25,955	13,149
Changes accompanying business combination		(1,245)
Other	[1]	452	(899)
Deferred tax liability (asset)		(59,566)	(84,728)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(51,011)	(4,916)
Recognized in profit or loss		1,841	2,296
Recognized in other comprehensive income		33,085	(46,382)
Other	[1]	116	(2,009)
Deferred tax liability (asset)		(15,969)	(51,011)
Deferred Tax Liabilities [Member] | Equity Securities Measured At FVPL [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(87,718)	(36,160)
Recognized in profit or loss		36,915	(53,736)
Other	[1]	(2,336)	2,178
Deferred tax liability (asset)		(53,139)	(87,718)
Deferred Tax Liabilities [Member] | Debt Securities Measured At FVOCI [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(505,914)	(766,567)
Recognized in profit or loss		9,822	(459)
Recognized in other comprehensive income		168,937	261,112
Other	[1]	(204)
Deferred tax liability (asset)		(327,359)	(505,914)
Deferred Tax Liabilities [Member] | Intangible Assets Acquired Through Stock Exchange Offerings [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred tax liability (asset)		(23,949)	(23,949)
Deferred Tax Liabilities [Member] | Intangible Assets Derived From EMI Music Publishing Acquisition [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(93,481)	(89,909)
Recognized in profit or loss		(1,209)	1,556
Other	[1]	(6,904)	(5,128)
Deferred tax liability (asset)		(101,594)	(93,481)
Deferred Tax Liabilities [Member] | Undistributed Earnings Of Foreign Subsidiaries And Corporate Joint Ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(39,166)	(24,498)
Recognized in profit or loss		(15,031)	(12,740)
Other	[1]	(1,834)	(1,928)
Deferred tax liability (asset)		(56,031)	(39,166)
Deferred Tax Liabilities [Member] | Investment In M Three [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(41,347)	(38,303)
Recognized in profit or loss		(1,345)	(3,044)
Deferred tax liability (asset)		¥ (42,692)	¥ (41,347)

[1]	Other mainly consists of exchange differences on translating foreign operations.